Trade and other payables (Tables)	12 Months Ended
Dec. 31, 2022
Subclassifications of assets, liabilities and equities [abstract]
Schedule of Trade and Other Payables

	2022	2021
Non-current
Trade payables	4,175	—
Payable from acquisition of subsidiary (Note 21)	12,646	—
Other payables	389	284
	17,210	284
Current
Trade payables	193,127	151,979
Advances from customers	35,749	8,705
Taxes payable	8,868	6,866
Payable from acquisition of subsidiary (Note 21)	3,575	—
Other payables	1,078	1,196
	242,397	168,746
Total trade and other payables	259,607	169,030